13. FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2018
Financial Instruments
FINANCIAL INSTRUMENTS

I - Identification and measurement of financial instruments

The Company enters into transactions involving various financial instruments, mainly cash and cash equivalents, including short-term investments, marketable securities, trade receivables, trade payables, and borrowings and financing. The Company also enters into derivative transactions, especially interest rate and foreign exchange rate swaps.

Considering the nature of these instruments, their fair value is basically determined by using Brazil’s money market and mercantile and futures exchange quotations. The amounts recognized in current assets and current liabilities have immediate liquidity or short-term maturity, mostly less than three months. Considering the maturities and characteristics of such instruments, their carrying amounts approximate their fair values.

•	Classification of financial instruments

With the implementation of pronouncements IFRS 9, the classification of financial instruments: held to maturity, loans and receivables and available for sale were replaced by three categories of classification and measurement of financial instruments: amortized cost, fair value through other comprehensive income (VJORA) and fair value through profit or loss (VJR).

	Consolidated
	Disclosed on 12/31/2017	Applied on 01/01/2018	Balance at 12/31/2017
Assets
Current
Cash and cash equivalents	Loans and Receivables	Amortized cost	3,411,572
Short term investments	Loans and Receivables	Amortized cost	735,712
Accounts Receivable Net	Loans and Receivables	Amortized cost	2,197,078
Loans with related parties	Loans and Receivables	Amortized cost	2,441
Derivative financial instruments	VJR	VJR
Trading securities	VJR	VJR	2,952
Dividends receivable	Amortized cost	Amortized cost	41,528

Non-current
Loans with related parties	Loans and Receivables	Amortized cost	554,694
Other trade receivables	Loans and Receivables	Amortized cost	20,024
Investments	Available for sale	VJR	2,222,479

Liabilities
Current
Borrowings and financing	Amortized cost	Amortized cost	6,551,764
Derivative financial instruments	VJR	VJR
Trade payables	Amortized cost	Amortized cost	2,460,774
Dividends and interest on capital	Amortized cost	Amortized cost	510,692

Non-current
Borrowings and financing	Amortized cost	Amortized cost	23,017,953

							Consolidated
				12/31/2018			12/31/2017
	Notes	Fair value through profit or loss	Measured at amortized cost	Balances	Fair value through profit or loss	Measured at amortized cost	Balances

Assets
Current
Cash and cash equivalents	4		2,248,004	2,248,004		3,411,572	3,411,572
Financial investments	5		895,713	895,713		735,712	735,712
Trade receivables	6		2,078,182	2,078,182		2,197,078	2,197,078
Dividends receivable	8		46,171	46,171		41,528	41,528
Derivative financial instruments	8	351		351
Trading securities	8	4,503		4,503	2,952		2,952
Loans - related parties	8		2,675	2,675		2,441	2,441
Total		4,854	5,270,745	5,275,599	2,952	6,388,331	6,391,283

Non-current
Financial investments	5		7,772	7,772
Other trade receivables	8		820,879	820,879		804,765	804,765
Investments	9	2,279,189		2,279,189	2,222,433		2,222,433
Loans - related parties	8		706,605	706,605		554,694	554,694
Total		2,279,189	1,535,256	3,814,445	2,222,433	1,359,459	3,581,892

Total Assets		2,284,043	6,806,001	9,090,044	2,225,385	7,747,790	9,973,175

Liabilities
Current
Borrowings and financing	12		5,681,797	5,681,797		6,551,764	6,551,764
Trade payables			3,473,822	3,473,822		2,505,695	2,505,695
Dividends and interest on capital	14		932,005	932,005		510,692	510,692
Total			10,087,624	10,087,624		9,568,151	9,568,151

Non-current
Borrowings and financing	12		23,260,945	23,260,945		23,017,953	23,017,953
Total			23,260,945	23,260,945		23,017,953	23,017,953

Total Liabilities			33,348,569	33,348,569		32,586,104	32,586,104

•	Fair value measurement

The following table shows the financial instruments recognized at fair value through profit or loss using a valuation method:

Consolidated	12/31/2018				12/31/2017
	Level 1	Level 2	Balance	Level 1	Balance
Assets
Current
Financial assets at fair value through profit or loss
Derivative financial instruments		351	351
Trading securities	4,503		4,503	2,952	2,952
Non-current
Available-for-sale financial assets
Investments	2,279,189		2,279,189	2,222,433	2,222,433
Total Assets	2,283,692	351	2,284,043	2,225,385	2,225,385

Level 1 - quoted prices in active markets for identical assets or liabilities.

Level 2 - Includes observable inputs in market such as interest rates, exchange etc., but not prices traded in active markets.

There are no assets and liabilities classified as level 3.

II – Investments in financial instruments measured at fair value through profit or loss.

During the application of IAS 39 until December 2017, the Company has investments in equity instruments, measured at fair value through other comprehensive income, because the nature of the investment is not included in any other categories of financial instruments (loans and receivables, held-to-maturity investments or financial assets at fair value through profit or loss).

Gains and losses arising from the variation of the share price were recorded directly in shareholders' equity under the account "Other comprehensive income" and for each significant decrease in market value an impairment loss was recognized in the statement of income.

With the implementation of the pronouncement IFRS 9 as from January 1, 2018, the equity instruments classified as held-to-maturity should be classified as fair value through profit or loss (VJR). In this way, the Company reclassified the investments in common (USIM3) and preferred (USIM5) shares of Usiminas (“Usiminas Shares”), from fair value through other comprehensive income (VJORA) to fair value through profit or loss. In relation to Panatlântica shares (PATI3), currently classified as (VJORA), the Company based on its current business model, whose objective is to maintain this financial asset to obtain contractual cash flows, but adopts the option to reclassify it to VJR, recognizing changes in fair value in profit or loss.

Accordingly, the credit balance accumulated in December 2017 in other comprehensive income of R$1,559,682 was reclassified to the statement of income from the effective date of the new standard. With the new classification, changes in fair value are recorded in the statement of income, whose movement occurred until December 31, 2018 generated a gain of R$ 96,133 and a cumulated gain of R$ 1,655,813 (See opening below and note 24).

Class of shares	12/31/2018			Sale of shares			12/31/2017			12/31/2018
	Quantity	Share price	Closing Balance	Quantity	Share price	Cash Received	Quantity	Share price	Closing Balance	Fair Value Adjustment Recognized in profit or loss	Reclassification of Comprehensive Income for the year (note 31)
USIM3	107,156,651	11.44	1,225,872				107,156,651	10.83	1,160,506	65,366	694,685
USIM5	111,144,456	9.22	1,024,752	3,136,100	12.56	39,377	114,280,556	9.10	1,039,953	24,176	865,264
PATI3	1,997,642	14.30	28,565				1,997,642	11.00	21,974	6,591	(269)
	220,298,749		2,279,189	3,136,100		39,377	223,434,849		2,222,433	96,133	1,559,680
											1,655,813

As of December 31, 2018 and 2017, the Company’s interest in Usiminas’s capital was 15.19% in common shares and 20.29% (20.86% as of December 31, 2017) in preferred shares.

In February 2018, 3,136,100 preferred shares (USIM5) were sold, totaling R$39,377 through the exclusive fund "VR1 - Multimarket Private Investment Fund".

•	Share market price risks

The Company is exposed to the risk of changes in the price of the shares due to the investments, valued at fair value through profit or loss and other comprehensive income that have their prices based on the market price on the stock exchange (B3).

III - Financial risk management

The Company follows strategies of managing its risks, with guidelines regarding the risks incurred by the company. The nature and general position of financial risks are regularly monitored and managed in order to assess the results and the financial impact on cash flow. The quality of counterparties’ hedging instruments and the credit limit are also periodically reviewed.

The market risks are hedged when it is considered necessary to support the corporate strategy or when it is necessary to maintain a level of financial flexibility.

Under the terms of the risk management policy, the Company can manage some risks by using derivative instruments not associate to any speculative deals or short sales.

13.a) Foreign exchange and interest rate risks

•	Exchange rate risk

The exchange rate risk arises from the existence of assets and liabilities denominated in US dollars or Euros since the Company's functional currency is substantially the Real that is called natural currency exposure. Net exposure is the result of offsetting the natural currency exposure by hedging instruments adopted by CSN.

The consolidated net exposure as of December 31, 2018 is as follows:

		12/31/2018
Foreign Exchange Exposure	(Amounts in US$’000)	(Amounts in €’000)
Cash and cash equivalents overseas	376,581	3,387
Trade receivables	358,283	1,124
Other assets	8,623	4,594
Total Assets	743,487	9,105
Borrowings and financing	(4,116,508)	(48,791)
Trade payables	(175,404)	(7,946)
Other liabilities	(3,529)	(920)
Total Liabilities	(4,295,441)	(57,657)
Foreign exchange exposure	(3,551,954)	(48,552)
Cash flow hedge accounting	2,076,045
Net Investment hedge accounting		48,000
Net foreign exchange exposure	(1,475,909)	(552)
Perpetual bonds	1,000,000
Net foreign exchange exposure excluding perpetual bonds	(475,909)	(552)

CSN uses as strategy the hedge accounting, as well as derivative instruments with the purpose of hedging CSN's future cash flows.

•	Interest rate risk

Risk arises from short and long term liabilities with fixed or post fixed interest rates and inflation rates.

Item 13.b) shows the derivatives and hedging strategies to protect exchange and interest rates risks.

13.b) Hedging instruments: Derivative and cash flows hedge accounting and foreign investment hedge accounting

CSN uses instruments for protection of foreign currency risk and interest rate risk, as shown in the following topics:

•	Portfolio of derivative financial instruments

Dollar x Euro swap

The subsidiary Lusosider has derivative transactions to protect its dollar exposure versus euro.

						Consolidated
							12/31/2018
				Appreciation (R$)		Fair value (market)	Impact on financial income (expenses) in 2018
Counterparties	Maturity	Functional Currency	Notional amount	Asset position	Liability position	Amounts receivable / (payable)
BCP	03/08/2019	Dollar	18,563	71,967	(71,616)	351	(1)
Total dollar-to-euro swap			18,563	71,967	(71,616)	351	(1)

				71,967	(71,616)	351	(1)

•	Classification of the derivatives in the balance sheet and statement of income

			12/31/2018	12/31/2017
Instruments	Assets		Financial income (expenses) (Note 25)
	Current	Total
Dollar - to - euro swap	351	351	(1)	(229)
Future DI			-	28,503
	351	351	(1)	28,274

•	Cash flow hedge accounting

Beginning November 1, 2014, the Company formally designated cash flow hedging relationships to protect highly probable future cash flows against US dollar fluctuations.

In order to better reflect the accounting impacts of this foreign exchange hedging strategy on its profit, CSN designated part of its US dollar-denominated liabilities as a hedging instrument of its future exports. As a result, foreign exchange differences arising on translating the designated liabilities will be temporarily recognized in shareholders’ equity and allocated to profit or loss when such exports are carried out, which will allow recognizing the US dollar impact on liabilities and exports concurrently. Note that adopting hedge accounting does not entail contracting any financial instrument. As of December 31, 2018 the Company designated for hedge accounting US$2,076,045 in exports to be carried out between January, 2019 to February, 2023.

To support these designated amounts, the Company prepared formal documentation indicating how hedging is aligned with the goal and strategy of CSN’s Risk Management by identifying the hedging instruments used, the hedging purpose, the nature of the hedged risk, and showing the expected high effectiveness of the designated relationships. The designated debt instruments total an amount equivalent to the portion of future exports. Thus, the exchange differences on translating the instrument and the hedged item are similar. According to the Company’s accounting policy, continuous assessments of the prospective and retrospective effectiveness must be carried out by comparing the designated amounts with the expected amounts, approved in Management’s budgets, and the actual export amounts.

Through hedge accounting, the exchange gains and losses of the debt instruments do not immediately affect the Company’s profit or loss except to the extent that exports are carried out.

The table below shows a summary of the hedging relationships as of December 31, 2018:

									12/31/2018
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Hedged period	Exchange rate on designation	Designated amounts (US$’000)	Amortizated part (USD'000)	Effect on Result (*) (R$'000)	Impact on Shareholders' equity (R$'000)
11/03/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2016 - September 2019	2.4442	500,000	(250,003)	171,983	(357,649)
12/01/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2015 - February 2019	2.5601	175,000	(154,999)	36,766	(26,295)
12/18/2014	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	May 2020	2.6781	100,000			(119,670)
07/21/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.1813	60,000			(41,610)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2019 - March 2021	3.2850	100,000			(58,980)
07/23/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.285	30,000	(6,000)	5,102	(14,155)
07/24/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3254	100,000	(20,000)	16,198	(43,952)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	25,000	(5,000)	3,898	(10,382)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	70,000	(14,000)	10,914	(29,070)
07/27/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3557	30,000	(6,000)	4,677	(12,458)
07/28/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3815	30,000	(6,000)	4,523	(11,839)
3/8/2015	Export prepayments in US$ to third parties	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	October 2018 - October 2022	3.3940	355,000	(11,998)	6,179	(164,915)
04/02/2018	Bonds	Part of the highly probable future monthly iron ore exports	Foreign exchange - R$ vs. US$ spot rate	July 2018 - February 2023	3.3104	1,170,045	(195,000)	109,951	(550,320)
Total						2,745,045	(669,000)	370,191	(1,441,295)

(*) The effect on the result was recorded in other operating expenses.

In the hedging relationships described above, the amounts of the debt instruments were fully designated for equivalent iron ore export portions.

The movements in the hedge accounting amounts recognized in shareholders’ equity as of December 31, 2018 are as follows:

	12/31/2017	Movement	Realization	12/31/2018
Cash flow hedge accounting	395,524	1,415,962	(370,191)	1,441,295
Fair value of cash flow hedge, net of taxes	395,524	1,415,962	(370,191)	1,441,295

As of December 31, 2018, the hedging relationships established by the Company were effective, according to the prospective tests conducted. Thus, no reversal for hedge accounting ineffectiveness was recognized.

•	Net investment hedge in foreign subsidiaries

CSN has a natural foreign exchange exposure in Euros substantially arising from a loan made by a foreign subsidiary with functional currency in Reais, for the acquisition of investments abroad whose functional currency is Euro. Such exposure arises from converting the balance sheets of these subsidiaries for consolidation in CSN, and the exchange rate of the loans affected the income statement in the financial result item and the exchange variation of the net assets of the foreign operation directly affected the equity in other comprehensive income.

As from September 1st, 2015 CSN began to adopt hedge of net investment to eliminate exposure and cover future fluctuations of the Euro on such loans. Non-derivative financial liabilities have been designated represented by loan agreements with financial institutions in the amount of € 120 million. The carrying amounts on December 31, 2018 are:

						12/31/2018
Designation Date	Hedging Instrument	Hedged item	Type of hedged risk	Exchange rate on designation	Designated amounts (EUR'000)	Amortized part (USD’000)	Impact on shareholders' equity
09/01/2015	Non-derivative financial liabilities in EUR – Debt contract	Investments in subsidiaries which EUR is the functional currency	Foreign exchange - R$ vs. EUR spot rate	4.0825	120,000	(72,000)	3,941
Total					120,000	(72,000)	3,941

The changes in the amounts related to net investment hedge recognized in shareholders’ equity as of December 31, 2018 are presented below:

	12/31/2017	Movement	12/31/2018
Net Investment hedge accounting	(17,911)	21,852	3,941
Fair value of net investment hedge in foreign operations	(17,911)	21,852	3,941

On December 31, 2018 hedge relationships established by the Company found to be effective, according to prospective tests. Therefore, no reversal by ineffectiveness of the hedge was recorded.

13.c) Sensitivity analysis

We present below the sensitivity analysis for currency risk and interest rate.

•	Sensitivity analysis of Derivative Financial Instruments and consolidated Foreign Exchange Exposure

The Company considered scenarios 1 and 2 as 25% and 50% of deterioration for volatility of the currency, using as reference the closing exchange rate as of December 31, 2018.

The currencies used in the sensitivity analysis and its scenarios are shown below:

				12/31/2018
Currency	Exchange rate	Probable scenario	Scenario 1	Scenario 2
USD	3,8748	3,7626	4,8435	5,8122
EUR	4,4390	4,2833	5,5488	6,6585
USD x EUR	1,1456	1,1346	1,4320	1,7184

			12/31/2018
Interest	Interest rate	Scenario 1	Scenario 2
CDI	6,40%	8,00%	9,60%
TJLP	6,98%	8,73%	10,47%
Libor	2,88%	3,60%	4,32%

The effects on income statement, considering scenarios 1 and 2 are shown below:

					12/31/2018
Instruments	Notional	Risk	Probable scenario (*)	Scenario 1	Scenario 2

Hedge accounting of exports	2,076,045	Dollar	(232,932)	2,011,065	4,022,130

Natural currency position	(3,551,954)	Dollar	398,529	(3,440,778)	(6,881,556)
(not including exchange derivatives above)

Consolidated exchange position	(1,475,909)	Dollar	165,597	(1,429,713)	(2,859,426)
(including exchange derivatives above)

Net Investment hedge accounting	48,000	Euro	(7,474)	53,268	106,536

Natural currency position	(48,552)	Euro	7,560	(53,881)	(107,762)

Consolidated exchange position	(552)	Euro	86	(613)	(1,226)
(including exchange derivatives above)

Dollar-to-euro swap	18,563	Dollar	(1,011)	14,072	23,663

(*) The probable sceneries were calculated considering the following variations to the specified risks: Real x Dollar – appreciation of Real in 2.89% / Real x Euro – appreciation of Real in 3.51%. Euro x Dollar – appreciation of Euro in 0.96%. Source: Quotation from Central Bank of Brazil and Central Bank of Europe on 01/25/2019.

•	Sensitivity analysis of changes in interest rates

The Company considered the scenarios 1, and 2 as 25% and 50% of evolution for volatility of the interest as of December 31, 2018.

						Consolidated
					Impact on profit or loss
Changes in interest rates	% p.a	Assets	Liabilities	Probable scenario (*)	Scenario 1	Scenario 2
TJLP	6,98		(954,635)	(2,793)	(16,658)	(33,316)
Libor	2.88		(4,799,586)	(47,391)	(34,505)	(69,010)
CDI	6.40	609,480	(11,667,006)	(53,528)	(176,924)	(353,848)

(*) The sensitivity analysis is based on the assumption of maintaining as probable scenario the market rates at December 31, 2018 recorded in the Company´s assets and liabilities.

13.d) Liquidity risk

It is the risk that the Company may not have sufficient net funds to honor its financial commitments as a result of mismatching of terms or volumes between scheduled receipts and payments.

To manage cash liquidity in domestic and foreign currency, assumptions of future disbursements and receipts are established and daily monitored by the treasury area. The payment schedules for the long-term portions of borrowings, financing and debentures are shown in note 12.

The following table shows the contractual maturities of financial liabilities, including accrued interest.

					Consolidated
At December 31, 2018	Less than one year	From one to two years	From two to five years	Over five years	Total
Borrowings, financing and debentures	5,681,797	10,192,606	8,608,664	4,459,675	28,942,742
Trade payables	3,473,822				3,473,822
Dividends and interest on capital	932,005				932,005

IV - Fair values of assets and liabilities as compared to their carrying amounts

Financial assets and liabilities at fair value through profit or loss are recognized in current and non-current assets and liabilities, and any gains and losses are recognized as financial income or financial expenses, respectively.

The amounts are recognized in the financial statements at their carrying amounts, which are substantially similar to those that would be obtained if they were traded in the market. The fair values of other long-term assets and liabilities do not differ significantly from their carrying amounts, except the amounts below.

The estimated fair values for certain consolidated long-term borrowings and financing were calculated at prevailing market rates, taking into consideration the nature, terms and risks similar to those of the recorded contracts, as below:

		12/31/2018		12/31/2017
	Carrying amount	Fair value	Carrying amount	Fair value
Perpetual bonds	3,880,074	2,850,615	3,312,503	2,602,090
Fixed Rate Notes	6,745,132	7,595,765	5,751,526	6,207,946

(*) Source: Bloomberg

•	Credit risks

The exposure to credit risks of financial institutions complies with the parameters established by financial policy. The Company has as practice the detailed analysis of the patrimonial and financial situation of its clients, suppliers, the establishment of a credit limit and permanent monitoring of its debit balance.

With regard to financial investments, the Company only made investments in institutions with low credit risk rated by rating agencies. Since part of the funds is invested in repurchase agreements that are backed by Brazilian Government Bonds, there is also exposure to the credit risk of the brazilian State.

Regarding the exposure to credit risk in accounts receivable and other receivables, the company has a credit risk committee, in which each new customer is analyzed individually regarding their financial condition, prior to the granting of the credit limit and payment terms and periodically revised, according to the periodicity procedures of each business area.

•	Capital Management

The Company seeks to optimize its capital structure in order to reduce its financial expenses and maximize the return to its shareholders. The table below shows the evolution of the capital structure of the Company with financing by equity and third-party capital.

Thousands of reais	12/31/2018	12/31/2017
Shareholder's equity (equity)	10,013,440	8,288,229
Borrowings and Financing (Third-party capital)	28,827,074	29,510,844
Gross Debit/Shareholder's equity	2.88	3.56